Debt and standby letters of credit facilities - Interest (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Total interest expense incurred	$ 31.8	$ 31.0	$ 30.8
Total interest paid	$ 31.0	$ 29.9	$ 30.0